Cash and cash equivalents - Schedule of cash and cash equivalents (Details) - MXN ($) $ in Thousands	Dec. 31, 2021	Jan. 03, 2021	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents (Details) - Schedule of cash and cash equivalents [Line Items]
Cash and cash equivalents	$ 1,175,198	$ 649,820	$ 213,697	$ 177,383
Cash on hand in banks [Member]
Cash and cash equivalents (Details) - Schedule of cash and cash equivalents [Line Items]
Cash and cash equivalents	951,092	629,146	96,008
Time deposits [Member]
Cash and cash equivalents (Details) - Schedule of cash and cash equivalents [Line Items]
Cash and cash equivalents	$ 224,106	$ 20,674	$ 117,689